Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding the Financial Instruments Outside the Scope of ASC 825 (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	¥ 24,516	¥ 18,910
Trading securities	14,979	15,487
Investments	40,037	38,500
Loans, net of allowance for loan losses	63,918	62,861
Other financial assets	2,653	3,787
Derivative financial instruments	13,126	16,041
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	36,319
Interest-bearing deposits	76,403	75,145
Debentures	741	1,518
Trading securities sold, not yet purchased	4,415	4,114
Due to trust accounts	629	1,025
Commercial paper and other short-term borrowings	15,151	9,046
Long-term debt	8,930	8,463
Other financial liabilities	4,084	3,902
Derivative financial instruments	12,282	15,289
Estimate of Fair Value, Fair Value Disclosure
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	24,516	18,910
Trading securities	14,979	15,487
Investments	40,043	38,504
Loans, net of allowance for loan losses	64,330	63,276
Other financial assets	2,653	3,787
Derivative financial instruments	13,126	16,041
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	36,319
Interest-bearing deposits	76,354	75,103
Debentures	735	1,515
Trading securities sold, not yet purchased	4,415	4,114
Due to trust accounts	629	1,025
Commercial paper and other short-term borrowings	15,151	9,046
Long-term debt	9,318	8,874
Other financial liabilities	4,084	3,902
Derivative financial instruments	¥ 12,282	¥ 15,289